Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Leases [Abstract]
Lease maturity period	2030
Rent expense		$ 28,186	$ 27,226